RISK MANAGEMENT (Details 9) - Credit Risk [Member] - Commerical Loans [Member]	Dec. 31, 2018	[1]
Performing Loan [Member] | Commercial Loan to Individuals With Out Mortgage Collateral [Member] | Bottom of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	0.87%
Performing Loan [Member] | Commercial Loan to Individuals With Out Mortgage Collateral [Member] | Top of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	15.70%
Performing Loan [Member] | Commercial Loan to Individuals With Mortgage Collateral [Member] | Bottom of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	0.03%
Performing Loan [Member] | Commercial Loan to Individuals With Mortgage Collateral [Member] | Top of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	3.89%
Performing Loan [Member] | Small Enterprise [Member] | Bottom of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	0.21%
Performing Loan [Member] | Small Enterprise [Member] | Top of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	21.82%
Performing Loan [Member] | Mid-sized Enterprise [Member] | Bottom of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	0.14%
Performing Loan [Member] | Mid-sized Enterprise [Member] | Top of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	7.31%
Renegotiated Consumer Loans [Member] | Bottom of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	5.22%
Renegotiated Consumer Loans [Member] | Top of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	19.54%
Renegotiated Consumer Loans [Member] | Commercial Loan to Individuals With Out Mortgage Collateral [Member] | 90-179 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	41.69%	[2]
Renegotiated Consumer Loans [Member] | Commercial Loan to Individuals With Out Mortgage Collateral [Member] | 180-359 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	67.31%	[2]
Renegotiated Consumer Loans [Member] | Commercial Loan to Individuals With Out Mortgage Collateral [Member] | 360-719 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	75.69%	[2]
Renegotiated Consumer Loans [Member] | Commercial Loan to Individuals With Out Mortgage Collateral [Member] | >720 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	83.82%	[2]
Renegotiated Consumer Loans [Member] | Commercial Loan to Individuals With Out Mortgage Collateral [Member] | Bottom of Range [Member] | Less Than 90 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	2.93%	[2]
Renegotiated Consumer Loans [Member] | Commercial Loan to Individuals With Out Mortgage Collateral [Member] | Top of Range [Member] | Less Than 90 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	20.65%	[2]
Renegotiated Consumer Loans [Member] | Commercial Loan to Individuals With Mortgage Collateral [Member] | 90-179 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	12.15%	[2]
Renegotiated Consumer Loans [Member] | Commercial Loan to Individuals With Mortgage Collateral [Member] | 180-359 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	23.42%	[2]
Renegotiated Consumer Loans [Member] | Commercial Loan to Individuals With Mortgage Collateral [Member] | 360-719 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	34.65%	[2]
Renegotiated Consumer Loans [Member] | Commercial Loan to Individuals With Mortgage Collateral [Member] | >720 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	46.25%	[2]
Renegotiated Consumer Loans [Member] | Commercial Loan to Individuals With Mortgage Collateral [Member] | Bottom of Range [Member] | Less Than 90 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	1.17%	[2]
Renegotiated Consumer Loans [Member] | Commercial Loan to Individuals With Mortgage Collateral [Member] | Top of Range [Member] | Less Than 90 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	8.25%	[2]
Renegotiated Consumer Loans [Member] | Small Enterprise [Member] | 90-179 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	30.95%	[2]
Renegotiated Consumer Loans [Member] | Small Enterprise [Member] | 180-359 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	64.47%	[2]
Renegotiated Consumer Loans [Member] | Small Enterprise [Member] | 360-719 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	70.15%	[2]
Renegotiated Consumer Loans [Member] | Small Enterprise [Member] | >720 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	74.53%	[2]
Renegotiated Consumer Loans [Member] | Mid-sized Enterprise [Member] | 90-179 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	18.93%	[2]
Renegotiated Consumer Loans [Member] | Mid-sized Enterprise [Member] | 180-359 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	51.86%	[2]
Renegotiated Consumer Loans [Member] | Mid-sized Enterprise [Member] | 360-719 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	63.12%	[2]
Renegotiated Consumer Loans [Member] | Mid-sized Enterprise [Member] | >720 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	72.87%	[2]
Non-Performing Loan [Member] | 90-179 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate previously	18.93%
Non-Performing Loan [Member] | 180-359 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate previously	51.86%
Non-Performing Loan [Member] | 360-719 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate previously	63.12%
Non-Performing Loan [Member] | >720 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate previously	72.87%
Non-Performing Loan [Member] | Commercial Loan to Individuals With Out Mortgage Collateral [Member] | 90-179 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	41.69%
Non-Performing Loan [Member] | Commercial Loan to Individuals With Out Mortgage Collateral [Member] | 180-359 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	67.31%
Non-Performing Loan [Member] | Commercial Loan to Individuals With Out Mortgage Collateral [Member] | 360-719 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	75.69%
Non-Performing Loan [Member] | Commercial Loan to Individuals With Out Mortgage Collateral [Member] | >720 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	83.82%
Non-Performing Loan [Member] | Commercial Loan to Individuals With Mortgage Collateral [Member] | 90-179 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	12.15%
Non-Performing Loan [Member] | Commercial Loan to Individuals With Mortgage Collateral [Member] | 180-359 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	23.42%
Non-Performing Loan [Member] | Commercial Loan to Individuals With Mortgage Collateral [Member] | 360-719 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	34.65%
Non-Performing Loan [Member] | Commercial Loan to Individuals With Mortgage Collateral [Member] | >720 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	46.25%
Non-Performing Loan [Member] | Small Enterprise [Member] | 90-179 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	30.95%
Non-Performing Loan [Member] | Small Enterprise [Member] | 180-359 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	64.47%
Non-Performing Loan [Member] | Small Enterprise [Member] | 360-719 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	70.15%
Non-Performing Loan [Member] | Small Enterprise [Member] | >720 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	74.53%
Non-Performing Loan [Member] | Mid-sized Enterprise [Member] | 90-179 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	18.93%
Non-Performing Loan [Member] | Mid-sized Enterprise [Member] | 180-359 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	51.86%
Non-Performing Loan [Member] | Mid-sized Enterprise [Member] | 360-719 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	63.12%
Non-Performing Loan [Member] | Mid-sized Enterprise [Member] | >720 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	72.87%

[1]	Percentage of loans outstanding
[2]	This category relates only to loans which were renegotiated and were less than 90 days past due at the time of renegotiation, migrating from such category as they reached 90 days past due since renegotiation.